PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 8	-	PROPERTY AND EQUIPMENT, NET

A.	Composition

	As of December 31,
	2014	2013
Original cost:
Buildings (including facility infrastructure)	$304,919	$306,674
Machinery and equipment	1,630,834	1,400,213
	1,935,753	1,706,887
Accumulated depreciation:
Buildings (including facility infrastructure)	(189,971)	(173,696)
Machinery and equipment	(1,326,671)	(1,183,152)
	(1,516,642)	(1,356,848)
	$419,111	$350,039

As of December 31, 2014 and 2013, the original cost of buildings, machinery and equipment was reflected net of investment grants (see B below) in the aggregate of $284,406.

B.	Investment Grants

In February 2011, Tower received an approval certificate from the Israeli Investment Center for an expansion program for investments in fixed assets in Israel, according to which Tower received grants in the amount of approximately NIS 135 million (approximately $36,000) for eligible investments made by Tower from 2006 to 2012.

Entitlement to the above grants is subject to various conditions stipulated by the criteria set forth in the certificate of approval issued by the Israeli Investment Center, as well as by the Israeli Law for the Encouragement of Capital Investments - 1959 (“Investments Law”) and the regulations promulgated thereunder. In the event Tower fails to comply with such conditions, Tower may be required to repay all or a portion of the grants received plus interest and certain inflation adjustments. In order to secure fulfillment of the conditions related to the receipt of investment grants, floating liens were registered in favor of the State of Israel on substantially all of Tower's assets.